Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock Compensation Expense (in thousands)
	Years Ended December 31,
	2019	2018	2017
Stock option grants	$112	607	268
Unrestricted employee stock award	50	—	—
Annual director stock award	70	1,055	445
	$232	1,662	713

Summary of Changes in outstanding options (in thousands, except share and per share amounts)

		Weighted	Weighted	Weighted
	Number	Average	Average	Average
	of	Exercise	Remaining	Grant Date
Options	Shares	Price	Term (yrs)	Fair Value(000's)
Outstanding at
January 1, 2017	236,385	$25.35	6.1	$2,440
Granted	30,255	$43.45		$440
Modification	—	$30.21		$(137)
Exercised	(92,130)	$24.93		$(842)
Outstanding at
December 31, 2017	174,510	$28.70	6.0	$1,901
Granted	29,260	$45.97		$427
Exercised	(56,232)	$25.17		$(546)
Outstanding at
December 31, 2018	147,538	$33.48	6.7	$1,782
Exercised	(15,034)	$30.42		$(151)
Outstanding at
December 31, 2019	132,504	$33.82	5.8	$1,631
Exercisable at
December 31, 2019	114,189	$32.11	5.3	$1,333
Vested during
twelve months ended
December 31, 2019	9,509			$138

Summary of Stock Options Outstanding

	Shares	Weighted	Weighted
Range of Exercise	under	Average	Average
Prices per Share	Option	Exercise Price	Remaining Life

Non-exercisable:
$37.26 - $45.97	$18,315	44.48	8.6

Exercisable:
$16.71 - $24.75	14,100	16.72	1.9
$24.76 - $37.25	33,729	21.56	2.8
$37.26 - $45.97	66,360	40.75	7.3
	$114,189	$32.11	5.3	Years
Total	$132,504	$33.82	5.8	Years